Note 38 - Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	262	342
Trading assets	199	244
Positive market values from derivative financial instruments	63	98
Non-trading financial assets mandatory at fair value through profit or loss	0	0	[1]
Financial assets designated at fair value through profit or loss	0	0	[1]
Financial assets at fair value through other comprehensive income	0	0
Loans	151	220
Other assets	0	5
Total assets	414	568
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	44	102
Negative market values from derivative financial instruments	44	102
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	44	102
Off-balance sheet exposure	1	0
Total	371	466
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	6	14
Central bank funds sold and securities purchased under resale agreements	603	508
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	6,035	4,578
Trading assets	4,033	3,480
Positive market values from derivative financial instruments	176	571
Non-trading financial assets mandatory at fair value through profit or loss	1,820	516	[1]
Financial assets designated at fair value through profit or loss	6	10	[1]
Financial assets at fair value through other comprehensive income	221	286
Loans	44,284	40,552
Other assets	332	519
Total assets	51,481	46,456
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	27	56
Negative market values from derivative financial instruments	27	56
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	27	56
Off-balance sheet exposure	4,793	4,363
Total	56,247	50,762
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	8	8
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	6,257	5,956
Trading assets	4,371	4,567
Positive market values from derivative financial instruments	32	122
Non-trading financial assets mandatory at fair value through profit or loss	1,854	1,266	[1]
Financial assets designated at fair value through profit or loss	0	0	[1]
Financial assets at fair value through other comprehensive income	491	240
Loans	36,183	27,322
Other assets	3,894	216
Total assets	46,834	33,741
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	5	3
Negative market values from derivative financial instruments	5	3
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	5	3
Off-balance sheet exposure	9,358	9,524
Total	56,187	43,262
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	35	28
Central bank funds sold and securities purchased under resale agreements	2,613	1,397
Securities borrowed	3	461
Total financial assets at fair value through profit or loss	54,853	77,166
Trading assets	5,361	9,297
Positive market values from derivative financial instruments	2,777	6,516
Non-trading financial assets mandatory at fair value through profit or loss	46,715	61,353	[1]
Financial assets designated at fair value through profit or loss	0	0	[1]
Financial assets at fair value through other comprehensive income	106	832
Loans	9,842	8,370
Other assets	17,863	10,464
Total assets	85,316	98,719
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	8,865	15,482
Negative market values from derivative financial instruments	8,865	15,482
Other short-term borrowings	0	6,596
Other Liabilities	2,257	0
Total liabilities	11,122	22,078
Off-balance sheet exposure	2,245	3,028
Total	76,439	79,668
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	42	43
Central bank funds sold and securities purchased under resale agreements	3,224	1,913
Securities borrowed	3	461
Total financial assets at fair value through profit or loss	67,408	88,041
Trading assets	13,964	17,587
Positive market values from derivative financial instruments	3,049	7,308
Non-trading financial assets mandatory at fair value through profit or loss	50,389	63,135
Financial assets designated at fair value through profit or loss	6	10
Financial assets at fair value through other comprehensive income	818	1,358
Loans	90,460	76,464
Other assets	22,089	11,203
Total assets	184,044	179,483
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	8,941	15,644
Negative market values from derivative financial instruments	8,941	15,644
Other short-term borrowings	0	6,596
Other Liabilities	2,257	0
Total liabilities	11,197	22,240
Off-balance sheet exposure	16,396	16,915
Total	€ 189,243	€ 174,158

[1]	Prior year numbers restated.